UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SuttonBrook Capital Management LP
Address: 598 Madison Ave
         6th Fl
         New York, NY  10022

13F File Number:  28-10322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brett Spector
Title:     CFO
Phone:     212 588-6622

Signature, Place, and Date of Signing:

     Brett Spector     New York, NY     February 13, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $670,392 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPHA NATURAL RESOURCES INC    COM              02076X102    55469  3426144 SH       SOLE                  3426144        0        0
ALTUS PHARMACEUTICALS INC      COM              02216N105      244   460000 SH       SOLE                   460000        0        0
APACHE CORP                    COM              037411105    12417   166600 SH       SOLE                   166600        0        0
BIOCRYST PHARMACEUTICALS       COM              09058V103     1631  1190344 SH       SOLE                  1190344        0        0
CAPITALSOURCE INC              COM              14055X102    18867  4083813 SH       SOLE                  4083813        0        0
CARDIONET INC                  COM              14159L103     1246    50536 SH       SOLE                    50536        0        0
CELGENE CORP                   COM              151020104     5528   100000 SH       SOLE                   100000        0        0
COMCAST HOLDINGS CORP          ZONES CV2% PCS   200300507   162921  4765500 SH       SOLE                  4765500        0        0
CONSECO INC                    COM NEW          208464883    44429  8576984 SH       SOLE                  8576984        0        0
DYAX CORP                      COM              26746E103     1948   535175 SH       SOLE                   535175        0        0
ENTERTAINMENT PPTYS TR         PFD C CNV 5.75%  29380T402     6258   536700 SH       SOLE                   536700        0        0
ENZON PHARMACEUTICALS INC      COM              293904108     3363   576800 SH       SOLE                   576800        0        0
FORESTAR GROUP INC             COM              346233109      785    82500 SH       SOLE                    82500        0        0
GENCORP INC                    COM              368682100     5018  1363500 SH       SOLE                  1363500        0        0
GILEAD SCIENCES INC            COM              375558103     5881   115000 SH       SOLE                   115000        0        0
GREAT ATLANTIC & PAC TEA INC   COM              390064103     8325  1327700 SH       SOLE                  1327700        0        0
HRPT PPTYS TR                  PFD CONV D       40426W507    10447  1005500 SH       SOLE                  1005500        0        0
HUNTSMAN CORP                  COM              447011107     6106  1775000 SH       SOLE                  1775000        0        0
I-FLOW CORP                    COM NEW          449520303      582   121300 SH       SOLE                   121300        0        0
INLAND REAL ESTATE CORP        NOTE 4.625%11/1  457461AB7    19656 25750000 PRN      SOLE                 25750000        0        0
ISHARES TR                     MSCI EMERG MKT   464287234    38850     6000 SH  PUT  SOLE                     6000        0        0
LIBERTY MEDIA CORP             DEB 3.250% 3/1   530715AR2    14849 45486000 PRN      SOLE                 45486000        0        0
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104     6786  2175000 SH       SOLE                  2175000        0        0
LIGAND PHARMACEUTICALS INC     CL B             53220K207     7954  2903000 SH       SOLE                  2903000        0        0
MOSAIC CO                      COM              61945A107    10380   300000 SH       SOLE                   300000        0        0
MRU HLDGS INC                  COM              55348A102       14   350000 SH       SOLE                   350000        0        0
PHARMACEUTICAL HLDRS TR        DEPOSITRY RCPT   71712A206     2024    33000 SH       SOLE                    33000        0        0
PHH CORP                       COM NEW          693320202     8625   677500 SH       SOLE                   677500        0        0
POTASH CORP SASK INC           COM              73755L107     3661    50000 SH       SOLE                    50000        0        0
RTI BIOLOGICS INC              COM              74975N105      207    75000 SH       SOLE                    75000        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     6184   490000 SH       SOLE                   490000        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506     7583   158500 SH       SOLE                   158500        0        0
SONOSITE INC                   COM              83568G104     3797   199000 SH       SOLE                   199000        0        0
TANGER PPTYS LTD PARTNERSHIP   NOTE 3.750% 8/1  875484AE7    16386 15200000 PRN      SOLE                 15200000        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108    93602  6568527 SH       SOLE                  6568527        0        0
TEMPLE INLAND INC              COM              879868107     1740   362547 SH       SOLE                   362547        0        0
TERRA INDS INC                 COM              880915103     3834   230000 SH       SOLE                   230000        0        0
TIME WARNER INC                COM              887317105    34224  3402000 SH       SOLE                  3402000        0        0
WELLCARE HEALTH PLANS INC      COM              94946T106     5144   400000 SH       SOLE                   400000        0        0
WEYERHAEUSER CO                COM              962166104     1338    43700 SH       SOLE                    43700        0        0
XTENT INC                      COM              984141101       64   238802 SH       SOLE                   238802        0        0
YAHOO INC                      COM              984332106    32025  2625000 SH       SOLE                  2625000        0        0